UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:        Cadian Capital Management, LLC

Address:     461 Fifth Avenue
             24th Floor
             New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York             May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $484,959
                                         (thousands)


List of Other Included Managers:

No.               Form 13F File Number               Name

1.                028-12841                          Cadian Fund LP

2.                028-12845                          Cadian Offshore Fund Ltd.

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                                                      FORM 13F INFORMATION TABLE
                                                    Cadian Capital Management, LLC
                                                            March 31, 2009



COLUMN 1                          COLUMN  2   COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP     (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
3PAR INC                      COM            88580F109   10,206   1,553,410  SH        DEFINED      1,2      1,553,410
ADVANCE AUTO PARTS INC        COM            00751Y106   11,585     282,000  SH        DEFINED      1,2        282,000
AMDOCS LTD                    ORD            G02602103    5,741     310,000  SH        DEFINED      1,2        310,000
AMERICAN SUPERCONDUCTOR CORP  COM            030111108    2,146     124,000  SH        DEFINED      1,2        124,000
ABERCROMBIE & FITCH CO        CL A           002896207   12,019     505,000  SH        DEFINED      1,2        505,000
ATHENAHEALTH INC              COM            04685W103      762      31,604  SH        DEFINED      1,2         31,604
BANKRATE INC                  COM            06646V108    4,516     181,000  SH        DEFINED      1,2        181,000
CADENCE DESIGN SYSTEM INC     COM            127387108   31,678   7,542,319  SH        DEFINED      1,2      7,542,319
COMCAST CORP NEW              CL A           20030N101    2,592     190,000  SH        DEFINED      1,2        190,000
CHINA MED TECHNOLOGIES INC    SPONSORED ADR  169483104      416      30,186  SH        DEFINED      1,2         30,186
CONCEPTUS INC                 COM            206016107      588      50,000  SH        DEFINED      1,2         50,000
COMMVAULT SYSTEMS INC         COM            204166102      863      78,700  SH        DEFINED      1,2         78,700
DATA DOMAIN INC               COM            23767P109    3,523     280,300  SH        DEFINED      1,2        280,300
E M C CORP MASS               COM            268648102    1,995     175,000  SH        DEFINED      1,2        175,000
ELECTRONIC ARTS INC           COM            285512109   15,934     875,980  SH        DEFINED      1,2        875,980
EZCHIP SEMICONDUCTOR LIMITED  ORD            M4146Y108      931      75,000  SH        DEFINED      1,2         75,000
F5 NETWORKS INC               COM            315616102    1,823      87,000  SH        DEFINED      1,2         87,000
FIDELITY NATL INFORMATION SV  COM            31620M106   19,654   1,079,900  SH        DEFINED      1,2      1,079,900
GSI COMMERCE INC              COM            36238G102    6,216     474,536  SH        DEFINED      1,2        474,536
HOLOGIC INC                   COM            436440101   18,367   1,403,150  SH        DEFINED      1,2      1,403,150
INTEGRATED DEVICE TECHNOLOGY  COM            458118106   22,211   4,881,523  SH        DEFINED      1,2      4,881,523
INVENTIV HEALTH INC           COM            46122E105   26,318   3,225,189  SH        DEFINED      1,2      3,225,189
IXIA                          COM            45071R109   14,693   2,841,907  SH        DEFINED      1,2      2,841,907
LIFE TIME FITNESS INC         COM            53217R207    1,193      95,000  SH        DEFINED      1,2         95,000
LIONBRIDGE TECHNOLOGIES INC   COM            536252109    3,573   3,645,818  SH        DEFINED      1,2      3,645,818
MAGMA DESIGN AUTOMATION       COM            559181102      816   1,088,422  SH        DEFINED      1,2      1,088,422
MASTERCARD INC                CL A           57636Q104   20,139     120,250  SH        DEFINED      1,2        120,250
MACERICH CO                   COM            554382101    1,565     250,000  SH        DEFINED      1,2        250,000
MENTOR GRAPHICS CORP          COM            587200106      866     194,955  SH        DEFINED      1,2        194,955
MF GLOBAL LTD                 SHS            G60642108   18,115   4,282,400  SH        DEFINED      1,2      4,282,400
MSCI INC                      CL A           55354G100   21,068   1,245,903  SH        DEFINED      1,2      1,245,903
NATUS MEDICAL INC DEL         COM            639050103   11,374   1,336,503  SH        DEFINED      1,2      1,336,503
NETSUITE INC                  COM            64118Q107      892      79,200  SH        DEFINED      1,2         79,200
NETAPP INC                    COM            64110D104   31,609   2,130,000  SH        DEFINED      1,2      2,130,000
NETEZZA CORP                  COM            64111N101    1,539     225,717  SH        DEFINED      1,2        225,717
ON SEMICONDUCTOR CORP         COM            682189105   24,746   6,345,000  SH        DEFINED      1,2      6,345,000
PENNEY J C INC                COM            708160106    9,433     470,000  SH        DEFINED      1,2        470,000
PERKINELMER INC               COM            714046109   19,481   1,525,514  SH        DEFINED      1,2      1,525,514
PHARMACEUTICAL PROD DEV INC   COM            717124101   15,291     644,647  SH        DEFINED      1,2        644,647
PHILLIPS VAN HEUSEN CORP      COM            718592108   19,757     871,100  SH        DEFINED      1,2        871,100
QUALCOMM INC                  COM            747525103   22,342     574,185  SH        DEFINED      1,2        574,185
QUALITY SYS INC               COM            747582104    1,655      36,584  SH        DEFINED      1,2         36,584
SHERWIN WILLIAMS CO           COM            824348106   14,307     275,300  SH        DEFINED      1,2        275,300
SUN MICROSYSTEMS INC          COM NEW        866810203      732     100,000  SH        DEFINED      1,2        100,000
SUN MICROSYSTEMS INC          COM NEW        866810203      732       1,000      CALL  DEFINED      1,2          1,000
SUNPOWER CORP                 COM CL B       867652307      198      10,000  SH        DEFINED      1,2         10,000
SYMANTEC CORP                 COM            871503108    5,976     400,000  SH        DEFINED      1,2        400,000
SYNAPTICS INC                 COM            87157D109    2,676     100,000  SH        DEFINED      1,2        100,000
TIFFANY & CO NEW              COM            886547108    6,306     292,500  SH        DEFINED      1,2        292,500
TALEO CORP                    CL A           87424N104      472      40,000  SH        DEFINED      1,2         40,000
THERMO FISHER SCIENTIFIC INC  COM            883556102   10,166     285,000  SH        DEFINED      1,2        285,000
WORLD FUEL SVCS CORP          COM            981475106    3,163     100,000  SH        DEFINED      1,2        100,000


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